EATON VANCE SMALL-CAP FUND
Supplement to Prospectus dated May 1, 2011
filed as part of Post-Effective Amendment No. 113
of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545)
filed April 28, 2011 (Accession No. 0000940394-11-000483)

The following replaces the footnote under the bar chart in "Performance" under "Fund Summaries - Eaton Vance Small-Cap Fund":

During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 28.91% for the quarter ended December 31, 2001, and the lowest quarterly total return was –32.06% for the quarter ended September 30, 2001.

May 18, 2011